Critical accounting judgements, estimates and assumptions (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Critical Accounting Judgements Estimates And Assumptions
Loss after tax	$ 14,408,346	$ 20,597,436	$ 11,197,450
Net cash outflows from operating activities	9,386,196	5,555,868	$ 8,055,185
Net assets liabilities	2,558,544	(31,134,307)
Net assets liabilities	(2,558,544)	31,134,307
Net current assets liabilities	$ 1,049,355	$ 21,916,914